Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax reconciliation [line items]
Deferred tax assets recognized related to legal entities which suffered tax loss	$ 0	$ 0
Uncertain tax positions included within deferred tax liability	0	0
Uncertain tax positions offset from deferred tax asset	0	0
Losses [member]
Disclosure of income tax reconciliation [line items]
Deferred tax asset recognised in respect of revenue losses	27	35
Loans Notes [member] | 2025 [member]
Disclosure of income tax reconciliation [line items]
Deferred gains on loan notes		0
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 900	$ 800